CONSOLIDATED STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Interest Income	$ 9,583,748,697	$ 4,500,238,666	$ 3,548,172,845
Interest Expense	(6,101,063,349)	(3,542,834,980)	(2,211,936,157)
Net Income from Interest	3,482,685,348	957,403,686	1,336,236,688
Fee Income	1,102,123,064	1,020,064,288	985,776,830
Fee related Expenses	(151,808,347)	(169,238,640)	(154,256,717)
Net Fee Income	950,314,717	850,825,648	831,520,113
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	552,125,644	2,122,455,994	1,169,109,147
Income from Derecognition of Assets Measured at Amortized Cost	84,879,769	3,750,329	202,140
Exchange rate differences on foreign currency	1,234,830,632	126,323,250	54,961,052
Other Operating Income	769,557,427	463,199,914	313,328,567
Insurance Business Result	73,260,638	80,783,637	89,874,531
Impairment Charge	(384,380,212)	(329,170,480)	(268,407,246)
Net Operating Income	6,763,273,963	4,275,571,978	3,526,824,992
Personnel Expenses	(708,475,735)	(608,224,941)	(567,916,701)
Administrative Expenses	(595,116,118)	(563,203,122)	(550,193,753)
Depreciation Expenses	(169,889,571)	(174,995,560)	(177,274,009)
Other Operating Expenses	(1,140,074,031)	(798,863,949)	(676,875,526)
Loss on net monetary position	(3,061,019,910)	(1,716,089,952)	(972,142,971)
Operating Income	1,088,698,598	414,194,454	582,422,032
Share of profit from Associates and Joint Ventures	5,906,299	(2,769,871)	(1,579,260)
Income before Taxes from Continuing Operations	1,094,604,897	411,424,583	580,842,772
Income Tax from Continuing Operations	(414,935,179)	(106,518,384)	(200,622,937)
Net Income from Continuing Operations	679,669,718	304,906,199	380,219,835
Net Income for the Year	679,669,718	304,906,199	380,219,835
Net Income for the Year Attributable to parent company´s owners	679,674,788	304,906,143	380,219,835
Net Income for the Year Attributable to Non-controlling Interests	(5,070)	56	0
Earnings per Share
Net Income Attributable to parent company´s owners	679,674,788	304,906,143	380,219,835
Net Income Attributable to parent company´s owners Adjusted by dilution effects	$ 679,674,788	$ 304,906,143	$ 380,219,835
Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)	1,474,692	1,474,692	1,474,692
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)	1,474,692	1,474,692	1,474,692
Basic Earnings per Share (in ars per share)	$ 460.89	$ 206.76	$ 257.83
Diluted Earnings per Share (in ars per shares)	$ 460.89	$ 206.76	$ 257.83